                                                    ANNUAL REPORT
--------------------------------------------------------------------------------

                     HOTCHKIS AND WILEY VARIABLE TRUST LOGO
                           725 SOUTH FIGUEROA STREET
                                   SUITE 4000
                       LOS ANGELES, CALIFORNIA 90017-5400
                                  800-236-4479

                               INVESTMENT ADVISOR
                               Hotchkis and Wiley
                           725 South Figueroa Street
                                   Suite 4000
                       Los Angeles, California 90017-5400

                                 LEGAL COUNSEL
                           Gardner, Carton & Douglas
                             321 North Clark Street
                            Chicago, Illinois 60610

                            INDEPENDENT ACCOUNTANTS
                           PricewaterhouseCoopers LLP
                           100 East Wisconsin Avenue
                              Milwaukee, WI 53202

                                  DISTRIBUTOR
                       Princeton Funds Distributor, Inc.
                             800 Scudders Mill Road
                          Plainsboro, New Jersey 08536

                        ADMINISTRATOR AND TRANSFER AGENT
                       Firstar Mutual Fund Services, LLC
                            615 East Michigan Street
                           Milwaukee, Wisconsin 53202

                                   CUSTODIAN
                          Firstar Bank Milwaukee, N.A.
                            615 East Michigan Street
                           Milwaukee, Wisconsin 53202

                            DECEMBER 31, 1998


                                   LOGO

                  HOTCHKIS AND WILEY VARIABLE TRUST LOGO

                       EQUITY INCOME VIP PORTFOLIO
      -------------------------------------------------------------
                       INTERNATIONAL VIP PORTFOLIO
      -------------------------------------------------------------
                        LOW DURATION VIP PORTFOLIO

--------------------------------------------------------------------------------
     THIS MATERIAL MUST BE PRECEDED
    OR ACCOMPANIED BY A PROSPECTUS.               HOTCHKIS AND WILEY:
                                                   INVESTMENT ADVISOR

                     HOTCHKIS AND WILEY VARIABLE TRUST LOGO

EQUITY INCOME VIP PORTFOLIO
Seeks to provide current income and long-term growth of income, accompanied by growth of capital. The Fund invests primarily in domestic equity securities.

INTERNATIONAL VIP PORTFOLIO
Seeks to provide current income and long-term growth of income, accompanied by growth of capital. The Fund invests in international equity securities.

LOW DURATION VIP PORTFOLIO
Seeks to maximize total return, consistent with preservation of capital. The Fund invests in a diversified portfolio of fixed-income securities of varying maturities with a portfolio duration of one to three years.

--------------------------------------------------------------------------------

                         Hotchkis and Wiley Funds logo

   DEAR SHAREHOLDERS:

We are pleased to present to you the annual report of Hotchkis and Wiley Variable Trust for the fiscal year ended December 31, 1998. Investment commentary on the Portfolios and their strategies follows.

EQUITY INCOME VIP PORTFOLIO
To understand the Equity Income VIP Portfolio's performance, think of 1998 as a tale of two markets. The S&P 500 Index recorded strong gains from a narrow group of the largest growth companies, with 10 companies responsible for more than half of the Index's rise. Underneath this narrow group, the erosion of stock prices, which began in April, continued with value underperforming dramatically.

On July 17, the whole U.S. market began collapsing, culminating in a selling crescendo in the last three trading days in August. During the sell-off, a pronounced shift in investor preference began to emerge, as investors refocused on underlying valuation support and were drawn to truly over-sold opportunities within the market. From August 26 through October 8, the more value-oriented stocks performed well relative to the stocks in the S&P 500 Index. The Equity Income VIP Portfolio held up well during this period. From August 16 through October 8, the Equity Income VIP Portfolio generated a -4.3% return while the S&P 500 Index returned -11.1% and the Russell 1000 Value Index returned -8.1%.

The correction ended in early October when the Federal Reserve ignited the market with three interest rate cuts in quick succession. Investors crowded into a handful of the largest, most liquid names. The wide disparity in performance between growth and value stocks continued, as did that between mega-cap stocks and all the others -- large-, mid-, and small-cap.

Returns in the Equity Income VIP Portfolio came predominantly from utilities, both from telephone companies, as the dynamics of new strategic initiatives became apparent, and from electric companies. Also contributing to returns were the consumer durables, in particular Ford, which offers attractive valuation, strong cash flow and improved profitability; Fannie Mae, which benefited from a refinancing boom driven by falling rates; and Philip Morris, which moved steadily upward on the multi-state tobacco litigation settlement. The Portfolio's returns were hampered by holdings in the energy sector, which suffered from historically low oil prices; capital spending, in particular New Holland, a farm equipment manufacturer hit by dramatically lower wheat prices; and from the Portfolio's lack of exposure to technology and drug companies, which were among the best performing sectors and continued to trade at what we believed were excessive valuation levels.

The difference in prices between value and growth stocks has become exaggerated. The divergence has been with us for over three years and has widened to record levels. Our research supports the current value orientation of the Equity Income VIP Portfolio, and we intend to stick to our disciplines of focusing on financially strong companies with above-average current yield and below-average price-to-earnings ratios.

INTERNATIONAL VIP PORTFOLIO
The International VIP Portfolio was launched this year, almost it would seem into a maelstrom that swept the world markets. The Asian economic crisis spread to all the emerging markets. The contagion effect made investors spurn the shares of economically cyclical industries. This bout of stock market weakness brought the International VIP Portfolio a rare opportunity to add some cheaply priced stocks to the portfolio. For the six month period ending December 31, 1998, the Portfolio's return at -3.4% lagged the MSCI EAFE Index, which was up 3.7%. Throughout 1998, the same type of stocks dominated performance in the global ex-Asia stock markets. In general, these winning stocks were perceived by investors to be insensitive to economic growth ("non-cyclical") and are in the consumer, technology and utility related areas. Further, the best performers had much larger than average market capitalization. In fact, the very largest companies, the mega-caps, were the dominant drivers of global equity performance. The International VIP Portfolio's strict earnings yield and dividend yield thresholds have made it difficult for us to follow the crowd and pay the sky-high valuation multiples associated with the international equity market leaders.

Between the third and fourth quarters, we saw a complete reversal in the world markets. The flight to quality following the Russian devaluation sparked major credit concerns and investors forsook risk for safer havens. Central bankers in the U.S., Europe, the U.K., China and Hong Kong all eased monetary policies with an eye to avoiding a recession and counteracting the credit contraction. This created a veritable flood of money in the world financial system. As capacity investments waned, there were limited avenues for this new cash, namely stock markets, bonds, bank deposits and financial restructurings. The EAFE Index was up 20.8% in the fourth quarter. This wall of money flowed into the large cap, liquid stocks leaving the rest of the market far behind. The U.K. was the most striking where the ten largest stocks captured virtually all the performance for the calendar year.

The most significant drag on the International VIP Portfolio's performance in the fourth quarter came from stock selection in the ebullient 11 EMU markets, especially in France and Germany, as well as in the U.K. and Japan. The U.K. again proved problematic with its penchant for telecommunications and pharmaceutical stocks. In Japan, the Portfolio had an average weight of 11% vs. 21% for the EAFE Index, which was deleterious given that the yen appreciated by 21% vs. the U.S. dollar in the final quarter.

Equity prices can spiral upward only to the point where earnings are set to go in the opposite direction. At that point, the gap in valuation between the low price-to-book value, high earnings yield stocks and the mega-cap growth stocks should close. The U.K. market has seen perhaps the most extreme form of this behavior, creating the greatest opportunities for finding undervalued stocks. From our perspective, U.K. stocks remained the most attractive and constituted the Portfolio's single largest country weighting at December 31.

LOW DURATION VIP PORTFOLIO
1998 will be remembered as one of the most difficult years in the history of the organized fixed-income markets. The year started out with a deceptively positive tone as the concerns of the "Asian contagion" seemed to be receding. While the manufacturing sector showed effects of weakness in export markets, the rest of the economy marched forward with surprising growth. GDP grew at a 5.5% rate in the first quarter and 1.8% in the second quarter. A strong housing market, low interest rates and equity market gains gave the consumer accessible wealth to continue to push the economy along.

This rosy picture in the U.S. masked the damage being done internationally by a global deflationary spiral. The payback was swift and destructive, kicked off by Russia defaulting on domestic debt at the beginning of the third quarter. Panic quickly gripped a marketplace that had become complacent. Debt and equity markets around the world fell dramatically, with emerging markets bearing the brunt of the problems. These wild swings led to a contraction of global liquidity that proved even more destructive. Long Term Capital Management, one of the world's largest, highest profile and most leveraged hedge funds, collapsed, provoking unprecedented intervention by the Federal Reserve. Suddenly, only U.S. treasuries were liquid enough for market participants and all other securities were shunned.

The fourth quarter of 1998 started as a continuation and deepening of the difficulties which had appeared over the previous few months. Hedge funds and dealer firms kept dumping bonds into the already thin markets, exacerbating the stunning collapse in market liquidity. Into this quagmire stepped the Federal Reserve hoping to provide liquidity and save the day. First, the Federal Open Market Committee lowered interest rates three times beginning at the end of September. Second, and perhaps more important, Chairman Greenspan ascribed the change in monetary policy to concerns over market liquidity rather than economic growth. This was an unprecedented admission and gave some confidence back to market participants.

Spread product, particularly asset-backed securities, suffered throughout October but began to regain some ground later in the quarter. While the peak of the crisis occurred in October, the market continued to value liquidity above all else, meaning the recovery was primarily seen in a narrow group of securities. Only the large "benchmark" names in the corporate market and the most liquid parts of the mortgage-backed market saw noticeable gains in the last two months of 1998.

Throughout it all, the U.S. economy chugged along impressively, growing at a 3.7% rate in the third quarter and accelerating to an estimated 4.5% rate in the fourth quarter. The drop in the equity markets proved short-lived, and the housing market never skipped a beat, sustaining the "wealth effect" driving U.S. growth.

The heavy weighting in spread product hurt during the year as liquidity vigilantes pushed spreads dramatically wider during the third and early fourth quarters. Duration had a positive impact as interest rates were lower on the year. Our long position in duration hurt in the fourth quarter as rates rose modestly. We did take advantage of the historic cheapness of mortgage-backed and corporate securities to add in selected names which had a positive impact on the Portfolio, particularly in December.

As always, we appreciate the trust you place in us. We thank you for your continued support and look forward to reporting to you again in six months.

Sincerely,

NANCY D. CELICK
Nancy D. Celick
President

HOTCHKIS AND WILEY VARIABLE TRUST

The opinions expressed above are as of December 31, 1998. The Portfolios are actively managed and may not continue to hold any specific securities mentioned. Performance and index descriptions follow. Past performance is no guarantee of future performance.

                                     GRAPH

--------------------------------------------------------------------------------
MARKET INDEXES

The indexes described below are unmanaged and include the reinvestment of all dividends, but do not reflect the payment of transaction costs and advisory fees associated with an investment in the Funds. The securities that comprise these indexes may differ substantially from the securities in the Funds' portfolios. Each index named is not the only index which may be used to characterize performance of a specific Fund and other indexes may portray different comparative performance.

MERRILL LYNCH 1-3 YEAR U.S. TREASURY BILL INDEX is an index of Treasury securities with maturities ranging from one to three years.

MORGAN STANLEY CAPITAL INTERNATIONAL EAFE (EUROPE, AUSTRALIA, FAR EAST) INDEX includes the equity securities of companies, within various industries, whose primary trading markets are located outside the U.S. These securities are among the larger capitalization companies in these markets. The countries currently included in the MSCI EAFE Index are Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, Malaysia, The Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the U.K.

RUSSELL 1000 VALUE INDEX measures the performance of those Russell 1000 companies with lower price-to-book value ratios and lower forecasted growth values. (The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which is comprised of the 3,000 largest U.S.-domiciled publicly-traded common stocks by market capitalization representing approximately 98% of the U.S. publicly-traded equity market.)

STANDARD & POOR'S 500 INDEX is a capital-weighted index, representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange.

                               TABLE OF CONTENTS
--------------------------------------------------------------------------------


SCHEDULE OF INVESTMENTS:

  EQUITY INCOME VIP PORTFOLIO............................     1

  INTERNATIONAL VIP PORTFOLIO............................     3

  LOW DURATION VIP PORTFOLIO.............................     6

STATEMENT OF ASSETS AND LIABILITIES......................     8

STATEMENT OF OPERATIONS..................................     9

STATEMENT OF CHANGES IN NET ASSETS.......................    10

NOTES TO FINANCIAL STATEMENTS............................    11

FINANCIAL HIGHLIGHTS.....................................    16

REPORT OF INDEPENDENT ACCOUNTANTS........................    17

                                      LOGO

                                      LOGO

Schedule of Investments -- December 31, 1998
--------------------------------------------------------------------------------
EQUITY INCOME VIP PORTFOLIO

COMMON STOCKS -- 97.3%                  Shares    Value
---------------------------------------------------------
AEROSPACE -- 5.1%
 .........................................................
Lockheed Martin Corporation               180    $ 15,255
 .........................................................
Northrop Grumman Corporation              260      19,013
 .........................................................
Rockwell International Corporation        340      16,511
 ...................... .......................
                                                 --------
                                                   50,779
---------------------------------------------------------
APPAREL & TEXTILES -- 0.8%
 .........................................................
Russell Corporation                       400       8,125
---------------------------------------------------------
AUTO PARTS -- 2.0%
 .........................................................
Dana Corporation                          370      15,123
 .........................................................
TRW Inc.                                   90       5,057
 ...................... .......................
                                                 --------
                                                   20,180
---------------------------------------------------------
AUTOS & TRUCKS -- 6.1%
 .........................................................
Ford Motor Company                        500      29,343
 .........................................................
General Motors Corporation                430      30,772
 ...................... .......................
                                                 --------
                                                   60,115
---------------------------------------------------------
BANKS -- 7.3%
 .........................................................
Bank One Corporation                      624      31,863
 .........................................................
First Union Corporation                   300      18,243
 .........................................................
KeyCorp                                   300       9,600
 .........................................................
Washington Mutual, Inc.                   336      12,831
 ...................... .......................
                                                 --------
                                                   72,537
---------------------------------------------------------
BEVERAGES -- 1.3%
 .........................................................
Anheuser-Busch Companies, Inc.            200      13,125
---------------------------------------------------------
BUILDING & FOREST PRODUCTS -- 3.0%
 .........................................................
Georgia-Pacific (Timber Group)            400       9,525
 .........................................................
Weyerhaeuser Company                      400      20,325
 ...................... .......................
                                                 --------
                                                   29,850
---------------------------------------------------------
CHEMICALS -- 3.1%
 .........................................................
The Dow Chemical Company                  200      18,188
 .........................................................
Union Carbide Corporation                 300      12,750
 ...................... .......................
                                                 --------
                                                   30,938
---------------------------------------------------------
CONGLOMERATES -- 1.9%
 .........................................................
Tenneco, Inc.                             550      18,734
---------------------------------------------------------

---------------------------------------------------------
                                        Shares    Value
CONSUMER PRODUCTS -- 1.3%
 .........................................................
Fortune Brands, Inc.                      270    $  8,538
 .........................................................
Tupperware Corporation                    240       3,945
 ...................... .......................
                                                 --------
                                                   12,483
---------------------------------------------------------
ENGINEERING & CONSTRUCTION -- 0.7%
 .........................................................
Harsco Corporation                        235       7,153
---------------------------------------------------------
FINANCIAL SERVICES -- 2.9%
 .........................................................
Associates First Capital Corporation--
  Class A                                 142       6,017
 .........................................................
Household International, Inc.             280      11,095
 .........................................................
Transamerica Corporation                  100      11,550
 ...................... .......................
                                                 --------
                                                   28,662
---------------------------------------------------------
HOUSEHOLD FURNISHINGS & APPLIANCES -- 1.7%
 .........................................................
Whirlpool Corporation                     300      16,613
---------------------------------------------------------
INSURANCE -- 6.0%
 .........................................................
American General Corporation              130      10,140
 .........................................................
Lincoln National Corporation              200      16,363
 .........................................................
Ohio Casualty Corporation                 100       4,113
 .........................................................
Safeco Corporation                        300      12,881
 .........................................................
St. Paul Companies, Inc.                  220       7,645
 .........................................................
TIG Holdings, Inc.                        500       7,781
 ...................... .......................
                                                 --------
                                                   58,923
---------------------------------------------------------
MACHINERY -- 2.0%
 .........................................................
Deere & Company                           125       4,140
 .........................................................
New Holland N.V.                        1,120      15,330
 ...................... .......................
                                                 --------
                                                   19,470
---------------------------------------------------------
METALS & MINING -- 4.0%
 .........................................................
Alcoa, Inc.                               180      13,421
 .........................................................
Phelps Dodge Corporation                  200      10,175
 .........................................................
Reynolds Metals Company                   300      15,806
 ...................... .......................
                                                 --------
                                                   39,402
---------------------------------------------------------
NATURAL GAS -- 0.9%
 .........................................................
Eastern Enterprises                       200       8,750
---------------------------------------------------------

                     See Notes to the Financial Statements

Schedule of Investments -- December 31, 1998
--------------------------------------------------------------------------------
EQUITY INCOME VIP PORTFOLIO

                                        Shares    Value
---------------------------------------------------------
OIL -- DOMESTIC -- 6.7%
 .........................................................
Atlantic Richfield Company                130    $  8,483
 .........................................................
Occidental Petroleum Corporation        1,100      18,563
 .........................................................
Phillips Petroleum Company                500      21,313
 .........................................................
USX-Marathon Group, Inc.                  360      10,845
 .........................................................
Ultramar Diamond Shamrock Corporation     300       7,275
 ...................... .......................
                                                 --------
                                                   66,479
---------------------------------------------------------
PAPER -- 3.9%
 .........................................................
Georgia-Pacific Group                     200      11,713
 .........................................................
International Paper Company               300      13,443
 .........................................................
Union Camp Corporation                    200      13,500
 ...................... .......................
                                                 --------
                                                   38,656
---------------------------------------------------------
PHOTOGRAPHY & OPTICAL -- 1.8%
 .........................................................
Eastman Kodak Company                     240      17,280
---------------------------------------------------------
POLLUTION CONTROL -- 2.4%
 .........................................................
Browning-Ferris Industries, Inc.          530      15,072
 .........................................................
Waste Management, Inc.                    175       8,159
 ...................... .......................
                                                 --------
                                                   23,231
---------------------------------------------------------
RAILROADS -- 2.1%
 .........................................................
CSX Corporation                           200       8,300
 .........................................................
Norfolk Southern Corporation              400      12,675
 ...................... .......................
                                                 --------
                                                   20,975
---------------------------------------------------------
RETAIL -- 4.1%
 .........................................................
Intimate Brands, Inc.                     300       8,963
 .........................................................
J.C. Penney Company, Inc.                 200       9,375
 .........................................................
May Department Stores Company             220      13,283
 .........................................................
Sears, Roebuck & Company                  200       8,500
 ...................... .......................
                                                 --------
                                                   40,121
---------------------------------------------------------
SAVINGS & LOANS -- 1.9%
 .........................................................
Fannie Mae                                250      18,500
---------------------------------------------------------
STEEL -- 1.4%
 .........................................................
USX-U.S. Steel Group, Inc.                600      13,800
---------------------------------------------------------
TOBACCO -- 4.3%
 .........................................................
Philip Morris Companies, Inc.             800      42,800
---------------------------------------------------------

---------------------------------------------------------
                                        Shares    Value
UTILITY -- ELECTRIC -- 11.0%
 .........................................................
CMS Energy Corporation                    400    $ 19,375
 .........................................................
Edison International                      660      18,398
 .........................................................
GPU, Inc.                                 100       4,418
 .........................................................
Illinova Corporation                      365       9,125
 .........................................................
P P & L Resources, Inc.                   448      12,488
 .........................................................
PacifiCorp                                200       4,213
 .........................................................
Public Service Enterprises Group, Inc.    360      14,400
 .........................................................
SCANA Corporation                         410      13,223
 .........................................................
Texas Utilities Company                   210       9,804
 .........................................................
USEC, Inc.                                200       2,775
 ...................... .......................
                                                 --------
                                                  108,219
---------------------------------------------------------
UTILITY -- TELEPHONE -- 7.6%
 .........................................................
AT&T Corporation                          300      22,575
 .........................................................
ALLTEL Corporation                        250      14,953
 .........................................................
Bell Atlantic Corporation                 190      10,070
 .........................................................
GTE Corporation                           100       6,500
 .........................................................
SBC Communications, Inc.                  400      21,450
 ...................... .......................
                                                 --------
                                                   75,548
---------------------------------------------------------
Total common stocks
  (cost $1,032,118)                               961,448

------------------------------------------------------------
                                       Principal
VARIABLE RATE DEMAND NOTES* -- 2.5%     Amount
------------------------------------------------------------
General Mills, Inc., 5.2337%           $ 7,979         7,979
 ............................................................
Pitney Bowes, Inc., 5.2337%             16,560        16,560
 ...................... .......................
                                                    --------
Total variable rate demand notes
  (cost $24,539)                                      24,539
------------------------------------------------------------
Total investments -- 99.8% (cost
  $1,056,657)                                        985,987
 ............................................................
Other assets in excess of
  liabilities -- 0.2%                                  2,317
 ...................... .......................
                                                    --------
Total net assets -- 100.0%                          $988,304
------------------------------------------------------------

* Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of December 31, 1998.

                     See Notes to the Financial Statements

Schedule of Investments -- December 31, 1998
--------------------------------------------------------------------------------
INTERNATIONAL VIP PORTFOLIO

COMMON STOCKS -- 93.9%
------------------------------------------------------------
AUSTRALIA -- 6.3%                     Shares           Value
------------------------------------------------------------
AIRLINES -- 1.4%
 ............................................................
Qantas Airways Limited             2,014,845    $  4,115,712
------------------------------------------------------------
BANKS -- 1.9%
 ............................................................
Australia and New Zealand
  Banking Group, Ltd.                829,085       5,431,621
------------------------------------------------------------
BUILDING MATERIALS -- 1.5%
 ............................................................
Pioneer International, Ltd.        2,000,000       4,232,609
------------------------------------------------------------
INSURANCE -- 1.5%
 ............................................................
QBE Insurance Group, Ltd.          1,038,776       4,301,152
 ..................... ......................     -----------
                                                  18,081,094
Total Australia
------------------------------------------------------------
AUSTRIA -- 0.5%
------------------------------------------------------------
STEEL -- 0.5%
 ............................................................
Boehler - Uddeholm AG                 30,870       1,436,755
 ..................... ......................     -----------
                                                   1,436,755
Total Austria
------------------------------------------------------------
CANADA -- 3.3%
------------------------------------------------------------
BANKS -- 1.2%
 ............................................................
Canadian Imperial Bank of
  Commerce                           135,080       3,341,823
------------------------------------------------------------
DIVERSIFIED INDUSTRIALS -- 1.0%
 ............................................................
Imasco, Ltd.                         135,510       2,884,881
------------------------------------------------------------
FOREST PRODUCTS & PAPER -- 0.2%
 ............................................................
Nexfor, Inc.                         106,493         419,455
------------------------------------------------------------
METALS & MINERALS -- 0.8%
 ............................................................
Noranda, Inc.                        244,250       2,425,008
------------------------------------------------------------
OIL EXPLORATION & PRODUCTION -- 0.1%
 ............................................................
Canadian Hunter Exploration
  Ltd. #                              61,063         397,542
 ..................... ......................     -----------
                                                   9,468,709
Total Canada
------------------------------------------------------------
FINLAND -- 1.5%
------------------------------------------------------------
FOREST PRODUCTS & PAPER -- 1.5%
 ............................................................
UPM-Kymmene OYJ                      158,780       4,450,400
 ..................... ......................     -----------
                                                   4,450,400
Total Finland
------------------------------------------------------------
FRANCE -- 10.9%
------------------------------------------------------------
AEROSPACE -- DEFENSE -- 1.8%
 ............................................................
Thomson CSF                          119,723       5,140,834
------------------------------------------------------------

------------------------------------------------------------
                                    Shares         Value
BANKS -- 2.9%
 ............................................................
Banque Nationale de Paris             58,596    $  4,824,578
 ............................................................
Societe Generale                      21,380       3,461,792
 ..................... ......................     -----------
                                                   8,286,370
------------------------------------------------------------
BEVERAGES -- 1.4%
 ............................................................
Pernod Ricard SA                      62,215       4,040,606
------------------------------------------------------------
BUILDING MATERIALS -- 1.5%
 ............................................................
Lafarge SA                            46,470       4,414,809
------------------------------------------------------------
CONSUMER DURABLES -- MISCELLANEOUS -- 0.9%
 ............................................................
Societe BIC SA                        47,749       2,648,322
------------------------------------------------------------
OIL-INTERNATIONAL -- 2.4%
 ............................................................
Elf Aquitaine SA                      34,160       3,948,164
Total SA                              30,139       3,052,039
 ..................... ......................     -----------
                                                   7,000,203
 ..................... ......................     -----------
                                                  31,531,144
Total France
------------------------------------------------------------
GERMANY -- 6.6%
------------------------------------------------------------
BANKS -- 1.1%
 ............................................................
Commerzbank AG                       101,170       3,199,273
------------------------------------------------------------
BUILDING MATERIALS -- 1.2%
 ............................................................
Dyckerhoff AG                          4,819       1,335,943
 ............................................................
Friedrich Grohe AG                     7,730       2,040,897
 ..................... ......................     -----------
                                                   3,376,840
------------------------------------------------------------
CHEMICALS -- 1.2%
 ............................................................
Bayer AG                              61,735       2,576,425
 ............................................................
SGL Carbon AG                         15,415         924,980
 ..................... ......................     -----------
                                                   3,501,405
------------------------------------------------------------
CONSUMER DURABLES -- MISCELLANEOUS -- 1.5%
 ............................................................
Buderus AG                             7,215       2,627,931
 ............................................................
Vossloh AG                            55,405       1,629,048
 ..................... ......................     -----------
                                                   4,256,979
------------------------------------------------------------
DIVERSIFIED INDUSTRIALS -- 1.6%
 ............................................................
VEBA AG                               77,963       4,664,151
 ..................... ......................     -----------
                                                  18,998,648
Total Germany
------------------------------------------------------------

                     See Notes to the Financial Statements

Schedule of Investments -- December 31, 1998
--------------------------------------------------------------------------------
INTERNATIONAL VIP PORTFOLIO

                                    Shares         Value
------------------------------------------------------------
HONG KONG -- 3.0%
------------------------------------------------------------
REAL ESTATE DEVELOPMENT -- 1.9%
 ............................................................
Hang Lung Development Company
  Limited                          2,102,000    $  2,251,959
 ............................................................
New World Development Co., Ltd.    1,220,000       3,070,747
 ..................... ......................     -----------
                                                   5,322,706
------------------------------------------------------------
UTILITY -- ELECTRIC -- 1.1%
 ............................................................
Swire Pacific Ltd. Class A           734,500       3,289,811
 ..................... ......................     -----------
                                                   8,612,517
Total Hong Kong
------------------------------------------------------------
IRELAND -- 2.4%
------------------------------------------------------------
FOOD PRODUCERS -- 1.0%
 ............................................................
Greencore Group PLC                  627,720       2,899,758
------------------------------------------------------------
PAPER -- 1.4%
 ............................................................
Jefferson Smurfit Group PLC        2,205,650       3,977,005
 ..................... ......................     -----------
                                                   6,876,763
Total Ireland
------------------------------------------------------------
ITALY -- 3.5%
------------------------------------------------------------
OIL EXPLORATION & PRODUCTION -- 1.6%
 ............................................................
ENI SPA                              689,400       4,512,833
------------------------------------------------------------
TELECOMMUNICATIONS -- 1.9%
 ............................................................
Telecom Italia SPA                   557,900       4,767,928
 ............................................................
Telecom Italia SPA -- RNC            117,000         737,519
 ..................... ......................     -----------
                                                   5,505,447
 ..................... ......................     -----------
                                                  10,018,280
Total Italy
------------------------------------------------------------
JAPAN -- 8.8%
------------------------------------------------------------
ELECTRONIC COMPONENTS -- 1.5%
 ............................................................
Nintendo Co., Ltd.                    45,900       4,455,722
------------------------------------------------------------
ELECTRONICS -- 2.1%
 ............................................................
Kyocera Corporation                   85,600       4,530,430
 ............................................................
Sony Corporation                      20,400       1,488,406
 ..................... ......................     -----------
                                                   6,018,836
------------------------------------------------------------
FINANCIAL SERVICES -- 2.3%
 ............................................................
Aiful Corporation                     14,100         857,501
 ............................................................
Promise Company, Ltd.                112,800       5,880,005
 ..................... ......................     -----------
                                                   6,737,506
------------------------------------------------------------

------------------------------------------------------------
                                    Shares         Value
LEISURE/TOYS -- 1.4%
 ............................................................
NAMCO Ltd.                           199,000    $  4,004,702
 ............................................................
STEEL -- 1.5%
 ............................................................
Yodogawa Steel Works, Ltd.         1,166,000       4,403,515
 ..................... ......................     -----------
                                                  25,620,281
Total Japan
------------------------------------------------------------
NETHERLANDS -- 9.4%
------------------------------------------------------------
BANKS -- 1.1%
 ............................................................
ABN AMRO Holding N.V.                154,870       3,257,843
------------------------------------------------------------
CHEMICALS -- 1.6%
 ............................................................
Akzo Nobel N.V.                      103,985       4,734,809
------------------------------------------------------------
ELECTRONICS -- 1.5%
 ............................................................
Koninklijke (Royal) Philips
  Electronics N.V.                    66,136       4,437,866
------------------------------------------------------------
INSURANCE -- MULTI-LINE -- 3.7%
 ............................................................
Fortis (NL) N.V.                      61,930       5,131,879
 ............................................................
ING Groep N.V.                        90,555       5,521,837
 ..................... ......................     -----------
                                                  10,653,716
------------------------------------------------------------
TELECOMMUNICATIONS -- 1.5%
 ............................................................
Koninklijke KPN N.V.                  83,795       4,194,804
 ..................... ......................     -----------
                                                  27,279,038
Total Netherlands
------------------------------------------------------------
NORWAY -- 0.5%
------------------------------------------------------------
ENGINEERING & CONSTRUCTION -- 0.5%
 ............................................................
Kvaerner ASA -- Class A               72,490       1,427,156
 ..................... ......................     -----------
                                                   1,427,156
Total Norway
------------------------------------------------------------
SINGAPORE -- 2.1%
------------------------------------------------------------
COMPUTERS -- 2.1%
 ............................................................
Creative Technology Limited #        396,300       5,944,500
 ..................... ......................     -----------
                                                   5,944,500
Total Singapore
------------------------------------------------------------
SPAIN -- 2.4%
------------------------------------------------------------
BANKS -- 1.0%
 ............................................................
Banco Bilbao Vizcaya S.A.            179,850       2,822,564
------------------------------------------------------------
TELECOMMUNICATIONS -- 1.4%
 ............................................................
Telefonica de Espana S.A.             88,190       3,925,112
 ............................................................
Telefonica de Espana
  S.A. -- Bonus Rights #              88,190          78,378
                                                 -----------
                                                   4,003,490
 ..................... ......................     -----------
                                                   6,826,054
Total Spain
------------------------------------------------------------

                     See Notes to the Financial Statements

Schedule of Investments -- December 31, 1998
--------------------------------------------------------------------------------
INTERNATIONAL VIP PORTFOLIO

                                    Shares         Value
------------------------------------------------------------
SWEDEN -- 2.4%
------------------------------------------------------------
BANKS -- 0.9%
 ............................................................
Skandinaviska Enskilda Banken
  AB                                 247,844    $  2,614,259
------------------------------------------------------------
ELECTRICAL EQUIPMENT -- 1.5%
 ............................................................
Electrolux AB -- Class B             250,510       4,311,252
 ..................... ......................     -----------
                                                   6,925,511
Total Sweden
------------------------------------------------------------
SWITZERLAND -- 6.4%
------------------------------------------------------------
FOOD PRODUCERS -- 1.5%
 ............................................................
Nestle SA "registered"                 1,999       4,351,664
------------------------------------------------------------
MACHINERY & EQUIPMENT -- 2.4%
 ............................................................
Saurer AG "registered"#                4,690       2,800,000
 ............................................................
Sulzer AG "registered"                 6,970       4,242,388
 ..................... ......................     -----------
                                                   7,042,388
------------------------------------------------------------
MEDICAL PRODUCTS & SUPPLIES -- 2.5%
 ............................................................
Novartis AG "registered"               3,687       7,247,834
 ..................... ......................     -----------
                                                  18,641,886
Total Switzerland
------------------------------------------------------------
UNITED KINGDOM -- 23.9%
------------------------------------------------------------
APPAREL & TEXTILES -- 0.7%
 ............................................................
Coats Viyella PLC                  4,525,450       2,033,064
------------------------------------------------------------
BANKS -- 4.2%
 ............................................................
Lloyds TSB Group PLC                 433,277       6,149,505
 ............................................................
National Westminster Bank PLC        317,410       6,115,820
 ..................... ......................     -----------
                                                  12,265,325
------------------------------------------------------------
BUILDING MATERIALS -- 2.1%
 ............................................................
Hanson PLC                           777,000       6,144,247
------------------------------------------------------------
CHEMICALS -- 2.6%
 ............................................................
BOC Group PLC                        266,563       3,903,085
 ............................................................
Laporte PLC                          469,810       3,642,786
 ..................... ......................     -----------
                                                   7,545,871
------------------------------------------------------------
DIVERSIFIED -- 1.3%
 ............................................................
Cookson Group PLC                  1,729,690       3,741,426
------------------------------------------------------------
DIVERSIFIED INDUSTRIALS -- 3.8%
 ............................................................
BTR PLC                            1,110,490       2,272,717
 ............................................................
Tomkins PLC                        1,300,520       6,123,913
 ............................................................
Williams PLC                         468,041       2,628,350
 ..................... ......................     -----------
                                                  11,024,980
------------------------------------------------------------

------------------------------------------------------------
                                    Shares         Value
ENGINEERING & CONSTRUCTION -- 1.5%
 ............................................................
TI Group PLC                         782,750    $  4,223,073
------------------------------------------------------------
FOOD & BEVERAGES -- 1.4%
 ............................................................
Allied Domecq PLC                    442,510       4,023,822
------------------------------------------------------------
FOOD PRODUCERS -- 0.6%
 ............................................................
Hillsdown Holdings PLC             1,392,245       1,760,576
------------------------------------------------------------
INSURANCE -- 2.6%
 ............................................................
Allied Zurich AG PLC #               250,635       3,751,184
 ............................................................
CGU PLC                              244,040       3,814,901
 ..................... ......................     -----------
                                                   7,566,085
------------------------------------------------------------
RETAIL -- FOOD CHAINS -- 1.4%
 ............................................................
Tesco PLC                          1,414,710       4,060,524
------------------------------------------------------------
TOBACCO -- 0.8%
 ............................................................
B.A.T. Industries PLC                275,855       2,446,954
------------------------------------------------------------
UTILITY -- ELECTRIC -- 0.9%
 ............................................................
Powergen PLC                         202,000       2,661,964
 ..................... ......................     -----------
                                                  69,497,911
Total United Kingdom
 ..................... ......................     -----------
Total common stocks                              271,636,647
  (cost $273,799,897)
------------------------------------------------------------

                                   Principal
CASH EQUIVALENTS -- 6.2%              Amount
-----------------------------------------------------------
Vista Institutional Prime
  Money Market Fund              $17,995,273     17,995,273
 ..................... ......................
                                                -----------
Total cash equivalents
  (cost $17,995,273)                             17,995,273
-----------------------------------------------------------
Total investments -- 100.1%
  (cost $291,795,170)                           289,631,920
 ...........................................................
Liabilities in excess of other
  assets -- (0.1)%                                 (496,962)
 ..................... ......................
                                                -----------
Total net assets -- 100.0%                     $289,134,958
-----------------------------------------------------------

# -- Non income producing security.

                     See Notes to the Financial Statements

Schedule of Investments -- December 31, 1998
--------------------------------------------------------------------------------
LOW DURATION VIP PORTFOLIO

       CORPORATE BONDS AND           Principal
          NOTES -- 21.7%              Amount       Value
-----------------------------------------------------------
EUROBANKS -- 5.7%
 ...........................................................
Okobank, CLB 9/09/2002, 5.7386%,
  9/29/2049 #                        $ 50,000    $   50,082
 ...........................................................
Svenska Hndls Banken, CLB
  3/03/2002, 5.7767%, 3/29/2049 #      50,000        48,898
 ...................... .......................
                                                  ---------
                                                     98,980
-----------------------------------------------------------
FINANCIAL SERVICES -- 7.3%
 ...........................................................
Florida Windstorm (Acquired
  4/06/1998, cost $51,543), 6.85%,
  8/25/2007 r                          50,000        52,114
 ...........................................................
Lehman Brothers Holdings, 6.20%,
  1/15/2002                            75,000        74,463
 ...................... .......................
                                                  ---------
                                                    126,577
-----------------------------------------------------------
INDUSTRIAL (DOMESTIC) -- 2.9%
 ...........................................................
Rite Aid Corp.
  (Acquired 12/16/1998, cost
  $49,914),
  5.50%, 12/15/2000 r                  50,000        49,814
-----------------------------------------------------------
OIL & GAS (DOMESTIC) -- 2.7%
 ...........................................................
Harcor Energy, Inc.,
  CLB 7/15/1999,
  14.875%, 7/15/2002                   40,000        45,844
-----------------------------------------------------------
TELECOMMUNICATIONS -- 3.1%
 ...........................................................
Continental Cablevision, Inc., CLB
  6/01/1999, 11.00%, 6/01/2007         50,000        53,773
-----------------------------------------------------------
Total corporate bonds and notes
  (cost $374,665)                                   374,988
-----------------------------------------------------------

GOVERNMENT AGENCY
MORTGAGE-BACKED                      Principal
SECURITIES -- 14.3%                   Amount       Value
-----------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 9.5%
 ...........................................................
Federal Home Loan Mortgage
  Corporation, Gold Series, 6.00%,
  12/01/2028'                        $100,000    $   98,896
 ...........................................................
Federal National Mortgage
  Association,
  1993-142 SA, 8.7490%, 10/25/2022
  #                                    17,769        17,813
 ...........................................................
  1996-63 SC, 10.6890%, 1/18/2027#         24            24
 ...........................................................
  1997-76 FT, 6.0250%, 9/17/2027#      31,876        31,641
 ...........................................................
  1998-48 ZN, 6.50%, 8/25/2028         16,004        15,967
 ...................... .......................
                                                  ---------
                                                    164,341
-----------------------------------------------------------
PASS-THROUGH SECURITIES -- 3.6%
 ...........................................................
Government National Mortgage
  Association, 8247, 6.6250%,
  7/20/2023 #                          60,221        61,509
-----------------------------------------------------------
STRIPPED MORTGAGE-BACKED SECURITIES -- 1.2%
 ...........................................................
Federal National Mortgage
  Association,
  1997-30 EA (PO), 0.00%,
  5/18/2027                            19,379        19,105
 ...........................................................
  1998-48 CI (IO), 6.50%,
    8/25/2028                          11,576         1,072
 ...................... .......................
                                                  ---------
                                                     20,177
-----------------------------------------------------------
Total government agency
  mortgage-backed securities (cost
  $246,281)                                         246,027
-----------------------------------------------------------

                     See Notes to the Financial Statements

Schedule of Investments -- December 31, 1998
--------------------------------------------------------------------------------
LOW DURATION VIP PORTFOLIO

NON-AGENCY MORTGAGE-                 Principal
BACKED SECURITIES -- 23.5%            Amount       Value
-----------------------------------------------------------
ASSET-BACKED SECURITIES -- 10.3%
 ...........................................................
Associates Manufactured Housing
  Pass Through Certificates, CLB,
  1996-2 A4, 6.60%, 6/15/2027        $ 75,000    $   76,551
 ...........................................................
Champion Auto Grantor Trust
  (Acquired 3/18/1998, cost
  $29,983), CLB, 1998-A A, 6.11%,
  10/15/2002 r                         29,983        30,105
 ...........................................................
Green Tree Financial Corporation,
  CLB, 1996-5 B2, 8.45%, 7/15/2027     19,997        18,985
 ...........................................................
Green Tree Recreational, Equipment
  & Consumer Trust, CLB, 1996-B
  CTFS, 7.70%, 7/15/2018               50,000        48,250
 ...........................................................
The Money Store Home Equity Trust,
  CLB, 1994-C A3, 7.40%, 3/15/2018      3,028         3,030
 ...................... .......................
                                                  ---------
                                                    176,921
-----------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 13.2%
 ...........................................................
Citicorp Mortgage Securities,
  Inc., CLB, 1997-3 A2, 6.92%,
  8/25/2027                            19,511        19,586
 ...........................................................
ICI Funding Corporation Secured
  Assets Corporation, CLB, 1997-2
  1A4, 7.60%, 7/25/2028                70,000        70,296
 ...........................................................
Independent National Mortgage
  Corporation, CLB, 1996-E A5,
  7.00%, 5/25/2026                     54,517        54,880
 ...........................................................
Ocwen Residential MBS Corp., CLB,
  (Acquired 6/18/1998, cost
  $42,204), 1998-R2 AP 4.9739%,
  11/25/2034 # r                       42,256        42,471
 ...........................................................
Residential Funding Mortgage
  Securities, Inc., CLB, 1998-S17
  A6, 6.75%, 8/25/2028                 40,714        40,825
 ...................... .......................
                                                  ---------
                                                    228,058
-----------------------------------------------------------
Total non-agency mortgage-backed
  securities (cost $407,968)                        404,979
-----------------------------------------------------------
                                     Principal
U.S. TREASURY OBLIGATIONS -- 31.9%     Amount         Value
-----------------------------------------------------------
U.S. Treasury Notes:
  5.875%, 11/30/2001"                $285,000    $  294,530
 ...........................................................
  6.25%, 02/28/2002                   100,000       104,531
 ...........................................................
  5.50%, 2/29/2000                    150,000       151,453
-----------------------------------------------------------
Total U.S. Treasury obligations
  (cost $548,751)                                   550,514
-----------------------------------------------------------
VARIABLE RATE DEMAND NOTES* -- 13.8%
-----------------------------------------------------------
General Mills, Inc., 5.2337%           62,237        62,237
 ...........................................................
Pitney Bowes, Inc., 5.2337%            84,129        84,129
 ...........................................................
Sara Lee Corp., 5.2287%                58,011        58,011
 ...........................................................
Warner-Lambert Co., 5.1760%            32,974        32,974
 ...................... .......................
                                                  ---------
Total variable rate demand notes
  (cost $237,351)                                   237,351
-----------------------------------------------------------
Total investments -- 105.2%
  (cost $1,815,016)                               1,813,859
 ...........................................................
Liabilities in excess of other assets --(5.2)%      (90,111)
 ...................... .......................
                                                  ---------
Total net assets -- 100.0%                       $1,723,748
-----------------------------------------------------------

# Variable rate security. The rate listed is as of December 31, 1998.

* Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of December 31, 1998.

IO -- Interest Only.

PO -- Principal Only.

CLB -- Callable.

r -- Restricted Security. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers.

' -- When-issued security.

" -- Security segregated as collateral to cover when-issued security.

                     See Notes to the Financial Statements

Financial Statements -- December 31, 1998
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES

                                                             EQUITY                        LOW
                                                             INCOME     INTERNATIONAL    DURATION
                                                              VIP            VIP           VIP
                                                           PORTFOLIO      PORTFOLIO     PORTFOLIO
                                                           ---------------------------------------
ASSETS:
  Investments, at value*.................................  $  985,987   $289,631,920    $1,813,859
  Foreign currency**.....................................          --        320,385            --
  Dividends and interest receivable......................       2,545        452,757        17,105
  Receivable for investments sold........................       5,152             --            18
  Organizational expenses, net of accumulated
     amortization........................................      16,183         16,917        16,183
  Prepaid expenses.......................................         124          1,345         3,752
                                                           ----------   ------------    ----------
       Total assets......................................   1,009,991    290,423,324     1,850,917
                                                           ----------   ------------    ----------
LIABILITIES:
  Payable to Advisor.....................................       5,528        178,629         3,009
  Payable for forward currency exchange contracts........          --        157,797            --
  Payable for investments purchased......................          --        634,648        99,248
  Dividends payable......................................          --             --         7,775
  Accrued expenses and other liabilities.................      16,159        317,292        17,137
                                                           ----------   ------------    ----------
       Total liabilities.................................      21,687      1,288,366       127,169
                                                           ----------   ------------    ----------
       Net assets........................................  $  988,304   $289,134,958    $1,723,748
                                                           ==========   ============    ==========
NET ASSETS CONSIST OF:
  Paid in capital........................................  $1,060,991   $294,944,329    $1,726,654
  Undistributed net investment income....................       1,547         62,996         1,612
  Undistributed net realized loss on securities and
     foreign currency transactions.......................      (3,564)    (3,646,344)       (3,361)
  Net unrealized depreciation of securities and foreign
     currency............................................     (70,670)    (2,226,023)       (1,157)
                                                           ----------   ------------    ----------
       Net assets........................................  $  988,304   $289,134,958    $1,723,748
                                                           ==========   ============    ==========
CALCULATION OF NET ASSET VALUE PER SHARE:
  Shares outstanding (unlimited shares of no par value
     authorized).........................................     106,635     30,379,778       172,775
  Net asset value per share (offering and redemption
     price)..............................................  $     9.27   $       9.52    $     9.98
                                                           ==========   ============    ==========
 *Cost of Investments....................................  $1,056,657   $291,795,170    $1,815,016
                                                           ==========   ============    ==========
**Cost of Foreign Currency...............................  $       --   $    314,263    $       --
                                                           ==========   ============    ==========

                     See Notes to the Financial Statements

Financial Statements -- Period Ended December 31, 1998
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS

                                                         EQUITY
                                                         INCOME      INTERNATIONAL   LOW DURATION
                                                          VIP             VIP            VIP
                                                      PORTFOLIO(1)   PORTFOLIO(2)    PORTFOLIO(1)
                                                      -------------------------------------------
INVESTMENT INCOME
  Income*
     Dividends......................................    $ 20,815      $ 2,909,676            --
     Interest.......................................         746              110      $ 68,296
                                                        --------      -----------      --------
          Total income..............................      21,561        2,909,786        68,296
                                                        --------      -----------      --------
  Expenses
     Advisory fee...................................       5,646        1,019,881         5,211
     Legal and auditing fees........................       6,238           38,457         5,473
     Custodian fees and expenses....................       3,036          107,772         5,394
     Accounting and transfer agent fees and
       expenses.....................................      25,952           44,148        28,675
     Administration fee.............................       4,070           53,644         4,128
     Trustees' fees and expenses....................       9,006           49,015         8,745
     Reports to shareholders........................         422           34,205           904
     Registration fees..............................       1,666           80,472         1,741
     Amortization of organizational expenses........       2,280            1,546         2,280
     Other expenses.................................         456              874           470
                                                        --------      -----------      --------
          Total expenses............................      58,772        1,430,014        63,021
     Less, expense reimbursement....................     (50,101)              --       (56,451)
                                                        --------      -----------      --------
          Net expenses..............................       8,671        1,430,014         6,570
                                                        --------      -----------      --------
  Net investment income.............................      12,890        1,479,772        61,726
                                                        --------      -----------      --------
REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
     Net realized loss on securities and foreign
       currency transactions........................      (3,564)      (3,884,261)         (143)
     Net change in unrealized depreciation of
       securities and foreign currency..............     (70,670)      (2,226,023)       (1,157)
                                                        --------      -----------      --------
  Net loss on investments...........................     (74,234)      (6,110,284)       (1,300)
                                                        --------      -----------      --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS........................................    $(61,344)     $(4,630,512)     $ 60,426
                                                        ========      ===========      ========

*Net of Foreign Taxes Withheld......................    $     96      $   304,486      $     --
                                                        ========      ===========      ========

(1) For the period March 18, 1998 (commencement of operations) through December 31, 1998.

(2) For the period June 10, 1998 (commencement of operations) through December 31, 1998.

                     See Notes to the Financial Statements

Financial Statements
--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS

                                       EQUITY INCOME VIP            INTERNATIONAL VIP            LOW DURATION VIP
                                           PORTFOLIO                    PORTFOLIO                    PORTFOLIO
                                   -------------------------    -------------------------    -------------------------
                                       March 18, 1998**              June 10, 1998**             March 18, 1998**
                                   through December 31, 1998    through December 31, 1998    through December 31, 1998
                                   -------------------------    -------------------------    -------------------------
OPERATIONS:
    Net investment income......           $   12,890                  $  1,479,772                  $   61,726
    Net realized loss on
      securities and foreign
      currency transactions....               (3,564)                   (3,884,261)                       (143)
    Net change in unrealized
      depreciation of
      securities and foreign
      currency.................              (70,670)                   (2,226,023)                     (1,157)
                                          ----------                  ------------                  ----------
         Net increase
           (decrease) in net
           assets resulting
           from operations.....              (61,344)                   (4,630,512)                     60,426
                                          ----------                  ------------                  ----------
DIVIDENDS AND DISTRIBUTIONS TO
  SHAREHOLDERS:
    Net investment income......              (12,711)                   (1,179,786)                    (64,700)
                                          ----------                  ------------                  ----------
FUND SHARE TRANSACTIONS:
    Net proceeds from shares
      sold.....................            1,070,974                   299,085,362                   1,713,346
    Shares issued in connection
      with payment of dividends
      and distributions........               12,711                     1,179,786                      56,925
    Cost of shares redeemed....              (21,326)                   (5,319,892)                    (42,249)
                                          ----------                  ------------                  ----------
         Net increase in net
           assets from Fund
           share
           transactions........            1,062,359                   294,945,256                   1,728,022
                                          ----------                  ------------                  ----------
Total increase in net assets...              988,304                   289,134,958                   1,723,748
NET ASSETS:
    Beginning of period........                   --                            --                          --
                                          ----------                  ------------                  ----------
    End of period*.............           $  988,304                  $289,134,958                  $1,723,748
                                          ==========                  ============                  ==========
*Including undistributed net
  investment income of:                   $    1,547                  $     62,996                  $    1,612
                                          ==========                  ============                  ==========
CHANGES IN SHARES OUTSTANDING:
    Shares sold................              107,647                    30,816,414                     171,309
    Shares issued in connection
      with payment of dividends
      and distributions........                1,390                       125,916                       5,683
    Shares redeemed............               (2,402)                     (562,552)                     (4,217)
                                          ----------                  ------------                  ----------
         Net increase..........              106,635                    30,379,778                     172,775
                                          ==========                  ============                  ==========
** Commencement of operations.

                     See Notes to the Financial Statements

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
December 31, 1998

NOTE 1.

ACCOUNTING POLICIES. Hotchkis and Wiley Variable Trust (the "Trust") is registered under the Investment Company Act of 1940 as a diversified, open-end, management investment company. The Trust was organized as a Massachusetts business trust on February 4, 1997 and consists of four series of shares comprising the Equity Income VIP Portfolio, the International VIP Portfolio, the Low Duration VIP Portfolio and the Total Return Bond VIP Portfolio (collectively, the "Funds"), the assets of which are invested in separate, independently managed portfolios. Investment operations of the Funds began on March 18, 1998 (the Equity Income VIP Portfolio and the Low Duration VIP Portfolio) and on June 10, 1998 (the International VIP Portfolio). The Total Return Bond VIP Portfolio has not commenced operations other than those relating to organizational matters. Shares of the Funds are not offered to the general public but may only be purchased by the separate accounts of participating insurance companies for the purpose of funding variable annuity contracts and/or variable life insurance contracts.

The Equity Income VIP Portfolio seeks to provide current income and long-term growth of income, accompanied by growth of capital. The International VIP Portfolio seeks to provide current income and long-term growth of income, accompanied by growth of capital. The Low Duration VIP Portfolio seeks to maximize total return, consistent with preservation of capital. The Total Return Bond VIP Portfolio seeks to maximize long-term total return. The following is a summary of significant accounting policies followed by the Funds in the preparation of the financial statements.

ORGANIZATIONAL EXPENSES: Expenses incurred by the Equity Income VIP Portfolio, International VIP Portfolio and the Low Duration VIP Portfolio in connection with the organization, registration and the initial public offering of shares are being deferred and amortized over the period of benefit, but not to exceed sixty months from the Funds' commencement of operations. These costs were advanced by the Advisor and will be reimbursed by the Funds. The proceeds of any redemption of the initial shares by the original shareholder will be reduced by a pro-rata portion of any then unamortized organization expenses in the same proportion as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of such redemption.

SECURITY VALUATION: Portfolio securities that are listed on a securities exchange (whether domestic or foreign) or The Nasdaq Stock Market ("NSM") are valued at the last sale price as of 4:00 p.m., Eastern time, or, in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchange or NSM. Unlisted securities that are not included in NSM are valued at the average of the quoted bid and asked price in the over-the-counter market. Fixed-income securities are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Certain fixed-income securities for which daily market quotations are not readily available may be valued pursuant to guidelines established by the Board of Trustees, with reference to fixed-income securities

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
December 31, 1998

whose prices are more readily obtainable or an appropriate matrix utilizing similar factors. As a broader market does not exist, the proceeds received upon the disposal of such securities may differ from quoted values previously furnished by such market makers. Securities for which market quotations are not otherwise available are valued at fair value as determined in good faith by Hotchkis and Wiley (the "Advisor") under procedures established by the Board of Trustees. Short-term investments which mature in less than 60 days are valued at amortized cost (unless the Board of Trustees determines that this method does not represent fair value), if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days. Investments quoted in foreign currency are valued daily in U.S. dollars on the basis of the foreign currency exchange rate prevailing at the time of valuation.

FOREIGN CURRENCY TRANSLATIONS: The books and records of the Funds are maintained in U.S. dollars. For the International VIP Portfolio, foreign currency transactions are translated into U.S. dollars on the following basis: (i) market value of investment securities, assets and liabilities at the daily rates of exchange, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. The International VIP Portfolio does not isolate and treat as ordinary income that portion of the results of operations arising as a result of changes in the exchange rate from the fluctuations arising from changes in the market prices of securities held during the period. However, for federal income tax purposes, the International VIP Portfolio does isolate and treat as ordinary income the effect of changes in foreign exchange rates arising from actual foreign currency transactions and the effect of changes in foreign exchange rates arising from trade date and settlement date differences.

FORWARD CURRENCY EXCHANGE CONTRACTS: The International VIP Portfolio utilizes forward currency exchange contracts for the purpose of hedging foreign currency risk. Under these contracts, they are obligated to exchange currencies at specific future dates. Risks arise from the possible inability of counter-parties to meet the terms of their contracts and from movements in currency values.

FEDERAL INCOME TAXES: It is each Fund's intent to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and each Fund intends to distribute investment company net taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is required.

EXPENSE ALLOCATION: Common expenses incurred by the Funds are allocated among the Funds based upon (i) relative average net assets, (ii) as incurred on a specific identification basis, or (iii) evenly among the Funds, depending on the nature of the expenditure.

RESTRICTED SECURITIES: The Low Duration VIP Portfolio owns investment securities which are unregistered and thus restricted as to resale. These securities are valued by the Fund after giving due consideration to pertinent factors including recent private sales, market conditions and the issuer's

--------------------------------------------------------------------------------

financial performance. Where future disposition of these securities requires registration under the Securities Act of 1933, the Fund has the right to include these securities in such registration, generally without cost to the Fund. The Fund has no right to require registration of unregistered securities. At December 31, 1998, the Low Duration VIP Portfolio had restricted securities with an aggregate market value of $174,504, representing 10% of the net assets of the Fund.

WHEN-ISSUED SECURITIES: The Funds may purchase securities on a when-issued or delayed delivery basis. Although the payment and interest terms of these securities are established at the time the purchaser enters into the agreement, these securities may be delivered and paid for at a future date, generally within 45 days. The Funds record purchases of when-issued securities and reflect the values of such securities in determining net asset value in the same manner as other portfolio securities. The Funds segregate and maintain at all times cash or other liquid assets in an amount at least equal to the amount of outstanding commitments for when-issued securities.

USE OF ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

DISTRIBUTIONS TO SHAREHOLDERS: Dividends from net investment income are declared and paid monthly for the Low Duration VIP Portfolio, declared and paid quarterly for the Equity Income VIP Portfolio and declared and paid semi-annually for the International VIP Portfolio. Distributions of net realized capital gains, if any, will be declared at least annually. Prior to July 1, 1998, dividends from net investment income were declared daily and paid monthly for the Low Duration VIP Portfolio.

OTHER: Security and shareholder transactions are recorded on trade date. Realized gains and losses on sales of investments are calculated on the identified cost basis. Dividend income and dividends and distributions to shareholders are recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Generally accepted accounting principles require that permanent financial reporting and tax differences relating to shareholder distributions be reclassified to paid in capital.

NOTE 2.

INVESTMENT ADVISORY AGREEMENTS. Each Fund has an investment advisory agreement with the Advisor, with whom certain officers and Trustees of the Trust are affiliated. The Advisor is a division of Merrill Lynch Asset Management, L.P., an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. The Advisor receives a fee, computed daily and payable monthly, at the annual rates presented below as applied to each Fund's daily net assets. The Advisor has voluntarily agreed to pay all operating expenses in excess of the annual rates presented below as applied to each Fund's daily net assets. For the

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
December 31, 1998

period ended December 31, 1998, the Advisor reimbursed the following expenses:

                                                           Equity Income   International   Low Duration
                                                           VIP Portfolio   VIP Portfolio   VIP Portfolio
                                                           ---------------------------------------------
ANNUAL ADVISORY RATE.....................................        0.75%         0.75%             0.46%
ANNUAL CAP ON EXPENSES...................................        1.15%         1.35%             0.58%
EXPENSE REIMBURSEMENT....................................     $50,101            $0           $56,451

     As permitted under Rule 10f-3 of the Investment Company Act of 1940, the Board of Trustees of the Funds has adopted procedures which allow the Funds, under certain conditions described in the Rule, to acquire newly-issued securities from a member of an underwriting group in which an affiliated underwriter participates.

NOTE 3.

SECURITIES TRANSACTIONS. Purchases and sales of investment securities, other than short-term investments, for the period ended December 31, 1998 were as follows:

                                             Purchases                           Sales
                                  -------------------------------    ------------------------------
Fund                              U.S. Government       Other        U.S. Government       Other
---------------------------------------------------------------------------------------------------
EQUITY INCOME VIP PORTFOLIO.....    $   15,224       $  1,124,274              --       $   103,816
INTERNATIONAL VIP PORTFOLIO.....            --        326,422,822              --        48,920,665
LOW DURATION VIP PORTFOLIO......     3,566,834          1,570,733      $2,775,659           779,785

As of December 31, 1998, unrealized appreciation (depreciation) for federal income tax purposes was as follows:

                                                   Net Appreciation       Appreciated       Depreciated
Fund                                                (Depreciation)        Securities         Securities
--------------------------------------------------------------------------------------------------------
EQUITY INCOME VIP PORTFOLIO....................      $   (70,670)         $    58,130       $   (128,800)
INTERNATIONAL VIP PORTFOLIO....................       (4,087,155)          23,654,334        (27,741,489)
LOW DURATION VIP PORTFOLIO.....................           (1,157)               7,863             (9,020)

At December 31, 1998, the cost of investments for federal income tax purposes was $1,056,657, $293,719,075, and $1,815,016 for the Equity Income,
International and Low Duration VIP Portfolios, respectively. Any differences between book and tax are due primarily to wash sale losses. In addition, the cost

--------------------------------------------------------------------------------

basis difference in the International VIP Portfolio is due to mark-to-market adjustments for passive foreign investment companies.

At December 31, 1998, the Equity Income, International and Low Duration VIP Portfolios had accumulated net realized capital loss carryovers of $3,564, $3,178,827 and $3,361, respectively, expiring in 2006. To the extent the Funds realize future net capital gains, those gains will be offset by any unused capital loss carryover.

NOTE 4.

FORWARD CURRENCY EXCHANGE CONTRACT. At December 31, 1998, the International VIP Portfolio had entered into a "portfolio hedge" forward currency exchange contract that obligates the Fund to deliver and receive currency at a specified future date. The net unrealized depreciation of $61,576 is included in the net unrealized depreciation section of the accompanying financial statements. The terms of the open contract are as follows:

                                Currency to             U.S. $ value at            Currency to             U.S. $ value at
Settlement Date                 be Delivered           December 31, 1998           be Received            December 31, 1998
---------------------------------------------------------------------------------------------------------------------------
4/30/99                 42,905,100 Hong Kong Dollars      $5,530,510       42,905,100 Hong Kong Dollars      $5,468,934

NOTE 5.

FEDERAL TAX DISCLOSURE (UNAUDITED). For the period ended December 31, 1998, 100% of the ordinary distributions paid in the Equity Income VIP Portfolio qualify for the dividend received deduction available to corporate shareholders.

The International VIP Portfolio intends to make an election under Internal Revenue Code Section 853 to pass through non-U.S. taxes paid by the Fund to its shareholders. Non-U.S. taxes paid by the Fund for the period ended 12/31/98 were $288,516. Foreign source income earned by the Fund for the period ended 12/31/98 was $1,890,256. Shareholders are entitled to claim a credit for foreign taxes or a deduction, generally at their option.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                              EQUITY INCOME               INTERNATIONAL               LOW DURATION
                                              VIP PORTFOLIO               VIP PORTFOLIO               VIP PORTFOLIO
                                        -------------------------   -------------------------   -------------------------
                                             March 18, 1998*             June 10, 1998*              March 18, 1998*
                                        through December 31, 1998   through December 31, 1998   through December 31, 1998
                                        -------------------------   -------------------------   -------------------------
Net Asset Value, Beginning of Period...           $10.00                        $10.00                     $10.00
  Income from Investment Operations:
    Net investment income..............             0.14                          0.04                       0.46
    Net realized and unrealized loss on
      investments......................            (0.75)                        (0.48)                     (0.03)
                                                --------                  ------------                 ----------
    Total from investment operations...            (0.61)                        (0.44)                      0.43
                                                --------                  ------------                 ----------
  Less Distributions:
    Dividends (from net investment
      income)..........................            (0.12)                        (0.04)                     (0.45)
                                                --------                  ------------                 ----------
Net Asset Value, End of Period.........           $ 9.27                        $ 9.52                     $ 9.98
                                                ========                  ============                 ==========
Total Return(1)........................            (6.04)%                       (4.38)%                     4.40%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period..............         $988,304                  $289,134,958                 $1,723,748
Ratio of expenses to average net
  assets(2):
    Before expense reimbursement.......             7.81%                         1.05%                      5.56%
    After expense reimbursement........             1.15%                         1.05%                      0.58%
Ratio of net investment income to
  average net assets(2):
    Before expense reimbursement.......            (4.95)%                        1.09%                      0.47%
    After expense reimbursement........             1.71%                         1.09%                      5.45%
Portfolio turnover rate(1).............               12%                           24%                       296%

* Commencement of operations.
(1) Not annualized.
(2) Annualized.

                     See Notes to the Financial Statements

--------------------------------------------------------------------------------
 REPORT OF INDEPENDENT ACCOUNTANTS

 To the Board of Trustees and Shareholders of Hotchkis and Wiley Variable Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Equity Income VIP Portfolio, the International VIP Portfolio and the Low Duration VIP Portfolio (three of the four portfolios of Hotchkis and Wiley Variable Trust, the "Funds") at December 31, 1998, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 1998 by correspondence with the custodian and brokers, provides a reasonable basis for the opinion expressed above.

PRICEWATERHOUSECOOPERS

Milwaukee, WI
February 18, 1999